Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31, 2024	December 31, 2023
Advance to suppliers (1)	$883,391	$2,225,301
Prepaid expenses (2)	713,597	1,306,507
Other receivables (3)	998,429	852,469
Short-term loans to third parties (4)	-	749,896
Less: allowance for credit losses	-	-
Total prepaid expenses and other current assets, net	$2,595,417	$5,134,173

(1)	Advance to suppliers primarily consists of advance payments paid to suppliers for purchases of raw materials for bakery products.

(2)	Prepaid expenses primarily represent prepaid rental expenses, professional fees, and other miscellaneous expenses for the Company’s bakery stores.

(3)	Other receivables are mainly business advances to officers and staff for business travel and sundry expenses. The balance as of December 31, 2024 and 2023 also included $60,020 and $500,000 receivable due from a third party, respectively, as the Company entered into a cooperation agreement with the third party, and granted the third party a license to use the Chanson Greenwich’s store for events from August 1, 2023 to July 31, 2024. The balance as of December 31, 2024, also included $830,000 proceeds due from the same third party as the Company disposed all the property and equipment of Chanson Greenwich to the third party. As of the date of this report, $55,000 was subsequently collected, and the remaining balance is expected to be collected before June 30, 2025. Furthermore, the Company’s controlling shareholder, Mr. Gang Li, provided a commitment letter to guarantee full repayment of any outstanding balance if the third party fails to make repayment by the stipulated date.

(4)	In fiscal year 2023, the Company lent a total $1.9 million to several third parties. These short-term loans to third-parties are mainly used for short-term funding to support the Company’s external business partners. These loans bear no interest and have terms of no more than one year. The Company received the repayment of loans to third parties totaling $1.2 million during the year ended December 31, 2023 and the remaining of $0.7 million was received during the year ended December 31, 2024.